Revenue from Contracts with Customers:	12 Months Ended
Dec. 31, 2022
Revenue from Contracts with Customers:
Revenue from Contracts with Customers:

Note 3 - Revenue from Contracts with Customers:

3.1) Revenue recognition

Airports operated by the Company receive income from external clients for aeronautical services rendered to airlines and from rendering complementary services. The Company also recognizes income from construction services arising from concession agreements with government entities.

Following is a description of the principal types of service agreements from which the Company receives revenue.

3.1.1) Aeronautical services

The Company operates airports in three countries (Mexico, Puerto Rico and Colombia), providing different aeronautical services involving principally the following performance obligations.

a.	Passenger fee rates (Airport Use Rate – TUA, by its initials in Spanish), which are calculated based on total outgoing passengers (other than diplomats, infants and passengers in transit) making use of air terminals operated by the Company.
b.	Landing rates, which contemplate landing services, the use of runways, taxiing strips, and bands.
c.	Platform use fees, based on the time an aircraft remains at a terminal after landing.
d.	Security services, calculated on the basis of the total number of incoming and outgoing passengers.
e.	Baggage inspection fee, calculated on the basis of total number of outgoing passengers.
f.	Use of passenger walkways, which consists of rendering passenger walkways service connecting an aircraft to the terminal after landing.
g.	Fee for the use of passenger documentation counters; the fee is applied on the basis of the holding of documentation for one-hour periods. After the first hour has elapsed, the fee is charged proportionately for 30-minute increments.

Revenue is measured based on the consideration specified in the tariff regulating system applicable to airports in each country for each performance obligation identified. In Mexico, these are regulated by the Secretariat of Communications and Transport (SCT), in Puerto Rico by the FAA and in Colombia by Aerocivil.

In its capacity as operator of the LMM Airport, Aerostar entered into Airport Use Agreements with the main airlines serving LMM Airport, referred to as “Signing Airlines”. The agreements have a term of 15 years, counted as from February 27, 2013, with an option to be terminated in advance by agreement of the parties. If, upon completion of the effective term, no new use agreements have been entered into, each of the Airport Use Agreements in force at that date will continue to be binding until new use agreements are signed.

Pursuant to the Airport Use Agreements, Aerostar is entitled to receive the following annual contributions from the airlines serving at LMM Airport:

●	For the first year of the contract (i.e. the year ended on December 31, 2013), a contribution of USD62,000 (approximately Ps.1,268,966) multiplied by the number of effective days elapsed in that year, divided by the number of days of the year.
●	For the following five years of the contract a contribution of USD62,000 per year,
●	For the remaining years, the total annual contributions by the previous year, adjusted for inflation based on the non-underlying U.S. Consumer Price Index. As of December 31, 2020, 2021 and 2022, the contribution of the airlines was USD64,495 (Ps.1,391,462), USD65,907 (Ps.1,336,793) and USD67,030 (Ps.1,305,166), respectively.

Passenger, landing and security rates are recorded at a particular point in time, once the aircraft departure manifest has been delivered. Revenue arising from other performance obligations is recorded over time as the services are rendered.

Discounts

The Company may apply discounts to its rates, provided they are not discriminatory in the light of the laws in effect in the countries in which the Company operates. Discounts are granted based on the discount policy and conditions negotiated with the National Autotransportation Chamber (CANAERO), and regulated revenue must be delivered within a period of 30 days.

Revenues are recorded net of estimated discounts based on applicable rates.

The prompt-payment discount for regulated income principally TUA is established in each of the contracts signed with the airlines, and is subtracted from the aforementioned income. In 2020, 2021 and 2022, the discount amounted to Ps.44,561, Ps.88,787 and Ps.118,480, respectively.

Terms of payment

The airport service contracts stipulate a payment term of 30 days; in the case of fees charged to providers of services such as catering, handling, ground transportation, among others (complementary services), payments must be made on the first day of each month.

3.1.2) Non-aeronautical services

The Company generates revenue from non-aeronautical services, which involve basically the following performance obligations:

a.	Access rates to nonpermanent overland transportation based on the number of access events experienced by the transportation companies operated by third parties providing passenger transportation services at the terminal.
b.	Car parking, rates based on the time vehicles remain at public parking areas.
c.	Retail sales, recorded when a product is sold to a client and payment on the transaction is made at the time of purchase.

Revenue arising from access rates to overland transportation and retail sales are recorded at a particular point in time, to the extent that the performance obligation is satisfied and the promised goods and services are transferred, while parking area income is recorded over time.

Contracts for commercial income

IFRS 15 "Revenue from Contracts with Customers" must be applied to all contracts with clients. However, there are exceptions, such as contracts for the leasing of commercial space, which fall under IFRS 16 “Leases”.

Leasing income (non-regulated activities) are considered complementary services to the supply of regulated services so there is no separate infrastructure other than the intangible recognized under Note 8, nor is a right of use to be accounted for separately in the adoption of IFRS 16.

Presently, space leased at airports to airlines and other commercial lessees comprise the most significant source of income related to non-aeronautic services. Leasing income is accrued monthly and is determined by applying a percentage established in the lease contract to income from actual sales of lessees (share of sales), or an agreed minimum fee.

Commercial leasing operations include the leasing of automobiles, the sale of food and beverages, retail sales, sales made at kiosks, graphic advertising, overland transportation, fixed operations and other services rendered. Commercial income is partially recorded on the basis of lessee income and is partially based on minimum lease rates.

At December 31, 2020, 2021 and 2022, variable leasing income was Ps.1,931,965, Ps.3,682,917 and Ps.4,637,247, respectively, and Ps. 612,509, Ps.653,070 and Ps.1,295,167, respectively, for fixed leasing rates.

3.1.3) Construction services

As an operator of airport concessions, the Company is required to improve items under concession. Works carried out within the airport are based on development plans authorized by the regulators. Income from construction services are recognized in accordance with the methods prescribed (input method) for measuring progress towards completion approved by the grantor. Improvements made are expected to complement the infrastructure of the airport operated by the Group. IFRS 15 establishes that during the construction period of the infrastructure related to concessions received, they must be shown as “contract assets” in the statement of financial position, regardless of the type of consideration received (financial asset or intangible asset). See Note 8.

Construction services carried out by the Group do not entitle it to a direct cash consideration; rather, it is entitled to charge users for airport services rendered at the terminals during the concession period. Revenue from construction services is measured at fair value of the services rendered, which increased the value of the intangible asset, plus the cost of capitalizable financing.

As of December 31, 2020, 2021 and 2022, revenues from construction services in Mexico were Ps.3,296,482, Ps.2,908,604 and Ps.2,268,620 in Puerto Rico they were Ps.353,686, Ps.231,301, and Ps.411,152, and in Airplan were Ps.6,918, Ps.6,261 and Ps.12,922 respectively.

3.1.4) Airports Law and Regulations

Mexico

Under the Airports Law and regulations thereto, company revenue is classified as Airport Services, Complementary Services and Commercial Services. Airport Services mainly consist of the use of runways, taxiways and platforms for landings and departures, parking for aircrafts, use of mechanical boarders, security services, hangars, car parking, as well as the general use of the terminals and other infrastructure by the aircrafts, passengers and cargo, including the rental of space that is essential for the operation of airlines and suppliers of complementary services.

Non-regulated Services mainly consist in complementary services consist mainly of ramp services and handling of luggage and cargo, food services, maintenance and repair and related activities that provide support to the airlines.

The Rate Regulation Law provides that the following sources of revenues are regulated under this system:

●	Revenues from airport services (as defined under the Mexican Airport Law), other than automobile parking, and
●	Access fees earned from third parties providing complementary services, other than those related to the establishment of administrative quarters that the SCT determines to be non-essential.

Non-regulated Services consist of services that are not considered essential for an airport’s operation, such as the rental of spaces to businesses, restaurants and banks. Access fees and revenue from other services are recognized as services are rendered.

The following sets forth the Company revenue at December 31, 2020, 2021, and 2022 using the classification established in the Airport Law and the Regulations thereto and on the basis of performance obligations established under IFRS 15.

	Year ended of December 31,
	2020		2021		2022
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	3,476,804	Ps.	6,767,394	Ps.	10,795,615
Landing fees		983,173		1,075,198		1,277,251
Platform		395,432		592,671		751,464
Seurity services		46,553		88,758		134,364
Baggage inspection fees		140,502		251,956		353,638
Passengers walkway		333,134		562,192		644,356
Passengers documentation counters		9,383		20,187		29,841
Other airport services		252,777		336,284		499,299

	Ps.	5,637,758	Ps.	9,694,640	Ps.	14,485,828

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	461,502	Ps.	1,004,332	Ps.	1,422,651
Access fees on non permanent ground transportation		29,967		59,625		82,857
Car parking and related Access fees		171,193		316,356		416,767
Other services		122,751		187,273		280,671
		785,413		1,567,586		2,202,946
Commercial services		2,544,474		4,376,269		5,932,414

Total non regulated services (**)		3,329,887		5,943,855		8,135,360

Construction services		3,657,086		3,146,166		2,692,694

Total	Ps.	12,624,731	Ps.	18,784,661	Ps.	25,313,882
(*)

For 2020, 2021 and 2022, this amount includes Mexico regulated income of Ps.3,340,674, Ps.6,492,691 and Ps.10,358,492, respectively, Aerostar regulated income of Ps.1,808,102, Ps.2,027,188 and Ps.2,100,275, respectively, Airplan regulated income of Ps.488,982, Ps.1,174,761 and Ps.2,027,061, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.225,340, Ps.286,042 and Ps.413,322 for the 2020, 2021 and 2022 periods, respectively.

Puerto Rico

According to the agreement entered into by the Puerto Rico Authority and Aerostar,  Aerostar income is classified as either regulated services or non-regulated services. See Notes 3.1.1 and 3.1.2.

Colombia

Under resolution 4530 of the Special Administrative Unit of Civil Aeronautics in Colombia, Airplan revenue is classified as either regulated services or non-regulated services. See Notes 3.1.1 and 3.1.2.

The following table sets forth revenue from leasing of commercial spaces by type for the years indicated.

	Year ended of December 31,
	2020		2021		2022
Commercial revenues:
Duty free shops	Ps.	991,833	Ps.	1,746,097	Ps.	2,495,826
Food and beverage		449,340		823,883		1,243,576
Advertising revenues		92,683		129,589		151,741
Car rental companies		485,725		953,085		1,110,926
Banking and currency exchange servcies		72,563		107,228		102,783
Teleservices		15,174		17,539		15,538
Ground transportations		49,721		95,690		131,653
Other services		387,435		503,158		680,371

Total commercial revenues	Ps.	2,544,474	Ps.	4,376,269	Ps.	5,932,414

The following table sets the domestic and international passenger traffic, in thousands, for the years, 2020, 2021 and 2022:

	Year ended of December 31,
	2020	2021	2022

Domestic passenger traffic:
Mexico	9,246	15,057	18,701
Puerto Rico	4,548	9,139	9,404
Colombia	3,625	8,984	13,718
Total domestic passengers	17,419	33,180	41,823
International passenger traffic:
Mexico	7,283	14,081	20,823
Puerto Rico	298	545	907
Colombia	590	1,546	2,788
Total international passengers	8,171	16,172	24,518
Total passengers	25,590	49,352	66,341

The increase in revenue in 2022 and 2021 is shown below respectably, by country, without considering construction services which does not depend directly on passenger traffic:

	Year ended of December 31,						% Change 2022	% Change 2022
		2020		2021		2022	compared to 2020	compared to 2021
Aeronautical revenue
Mexico	Ps.	3,115,335	Ps.	6,206,649	Ps.	9,945,180	219.23	60.23
Puerto Rico		1,808,102		2,027,188		2,100,276	16.16	3.61
Colombia		488,981		1,174,762		2,027,061	314.55	72.55
Total aeronautical revenue	Ps.	5,412,418	Ps.	9,408,599	Ps.	14,072,517	160.00	49.57

Non-aeronautical revenue
Mexico		2,517,816		4,384,946		6,297,790	150.13	43.62
Puerto Rico		740,450		1,394,346		1,598,601	115.90	14.65
Colombia		296,961		450,604		652,280	119.65	44.76
Total non-aeronautical revenue	Ps.	3,555,227	Ps.	6,229,896	Ps.	8,548,671	140.45	37.22
Total without construction revenue	Ps.	8,967,645	Ps.	15,638,495	Ps.	22,621,188	152.25	44.65

Following is the estimated future income for next year’s arising from non-cancelable operating leases, considering minimum rent commercial leases.

For the years that will end December 31:

	Year ended
	December 31,
	2020		2021		2022
2021	Ps.	2,515,572
2022		2,315,111	Ps.	3,684,803
2023		2,184,496		3,415,663	Ps.	4,531,807
2024		1,943,444		2,962,391		4,070,098
2025		1,857,885		2,821,799		3,869,058
2026 a 2030		2,380,113		3,744,757		6,042,832
Total	Ps.	13,196,621	Ps.	16,629,413	Ps.	18,513,795

3.2.) Other income

During year 2020, insurance recovery was obtained (due to Hurricane Maria landfall in 2017) for USD7.3 million, approximately Ps.158,906, which are recognized in the comprehensive statement of income.

In 2022, the line of other income is made up of operations from previous years which were in dispute and had favorable resolutions by the authorities in 2022 as follows:

	Year ended
	December 31, 2022

Other income:
Income recovery from the fuel distribution
fee at the LMM Airport (Note 15 i)	Ps	300,384
Income recovery due to regularization of car rental companies		45,848
	Ps	346,232

This other income corresponds in both cases to income for the years 2014-2022. This recovery is non-recurring and from 2023 the part corresponding to the revenue from fees on fuel distribution at the LMM Airport (USD0.02 cents per gallon or fraction of a gallon of avation fuel fispatched at the LMM Airport), will be recorded in the aeronautical revenue line from the subsidiary Aerostar. (See Note 15i).

The recovery of income for regularization of car rental companies come from an operational agreement of car rental operation outside the airport reached by Aerostar and car rental companies that operated outside the airport on public roads and for which a favorable resolution was obtained by the Puerto Rico District Court and a collection check was obtained for the amount of USD2,225 (Ps.45,848). This recovery is non-recurring and from 2022, the corresponding part will be recorded in the non-aeronautical revenue line from the subsidiary Aerostar.